Income Tax - Tax carry forwards, Unrecognized Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax
Tax operating loss carry forwards	$ 188,155,208	$ 37,687,269
PRC
Income Tax
Undistributed earnings	94,901,623
Provision for Chinese dividend withholding taxes	$ 0
Preferential withholding tax rate (as a percent)	5.00%
PRC | Minimum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 4,745,081
Withholding income tax rate for dividends distributed (as a percent)	5.00%
PRC | Maximum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 9,490,162
Withholding income tax rate for dividends distributed (as a percent)	10.00%